Gain on divestment of an equity investee (Tables)	12 Months Ended
Dec. 31, 2021
Gain on divestment of an equity investee
Schedule of gain on divestment of equity investee

Year Ended December 31,
2021
(in US$’000)
Proceeds	159,118
Dividend receivables–third party (Note 7)	46,387
205,505
Less: Group’s share of net assets of HBYS (Note 11(iii))	(23,246)
Dividend receivables–HBYS	(52,887)
Withholding tax liability on dividend receivables–HBYS	2,644
Branding liability	(12,721)
Accumulated other comprehensive income and reserves	1,911
Transaction costs and others	104
Gain on divestment of an equity investee	121,310
Less: Capital gain tax	(14,373)
Less: Gain on divestment of an equity investee attributable to non-controlling interests	(24,010)
Gain on divestment of an equity investee attributable to the Group	82,927